Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 142,912	$ 104,242
Property and equipment	2,624	2,645
ROU asset	2,038	3,059
North America
Disclosure of geographical areas [line items]
Revenue	108,703	76,120
Property and equipment	948	1,044
ROU asset	906	1,537
Rest of World
Disclosure of geographical areas [line items]
Revenue	34,209	28,122
Property and equipment	1,676	1,601
ROU asset	$ 1,132	$ 1,522